Property and Equipment, Net (Superior Living SDN. BHD.)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Superior Living SDN. BHD. [Member]
Property and Equipment, Net

6 – Property and Equipment, Net

Property and equipment, net consist of the following:

	March 31, 2020	December 31, 2019

Computer equipment	$70,895	$91,696
Office equipment, furniture & fixtures	117,691	143,938
Leasehold improvements	195,117	210,472
Vehicle	95,071	100,709
Subtotal	478,774	546,815
Less: accumulated depreciation	(153,126)	(182,211)
Total	$325,648	$364,604

Depreciation expense for the three months ended March 31, 2020 and 2019 amounted to $19,820 and $21,257, respectively.

6 -	PROPERTY AND EQUIPMENT, NET

Property and equipment, net consist of the following:

	December 31, 2019	December 31, 2018

Computer equipment	$91,696	$83,890
Office equipment, furniture & fixtures	143,938	142,152
Leasehold improvements	210,472	209,414
Vehicle	100,709	99,778
Subtotal	546,815	532,234
Less: accumulated depreciation and amortization	(182,211)	(105,614)
Total	$364,604	$429,620

Depreciation expense for the years ended December 31, 2019 and 2018 amounted to $74,702 and $28,715, respectively.